Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

On August 24, 2026, the Company was notified that a statement of claim was filed in the Central District Court of Israel by Ran Nir and Smadar Nir (the “Plaintiffs”) against the Company, its U.S. subsidiary, Silynx Communications Inc., Nir Klein, the Company’s Chief Executive Officer and a director of the Company, and Gal Nir Klein, the Company’s Vice President of Marketing and Israel Sales and a director of the Company. The Plaintiffs allege, among other things, that Nir Klein and Gal Nir Klein wrongfully took control of the family business by exploiting the alleged incapacity of Ruth Nir, the late mother of Gal Nir Klein and the Plaintiffs, relying on an allegedly invalid proxy, concealing certain corporate actions and subsequently implementing a corporate restructuring that allegedly diluted the Plaintiffs’ claimed inheritance and equity interests in the Company.

The claim alleges that, following a 2016 agreement among the Plaintiffs their sister, Gal Nir Klein, restricting unilateral actions concerning the property and inheritance-related rights of their late mother, Ruth Nir, Gal Nir Klein purported to execute a Change of Control document in Ruth Nir’s name on July 5, 2017, using a proxy granted in 2014. The Plaintiffs allege that such proxy was invalid, had lapsed or been revoked, and did not authorize the transaction. According to the claim, the transaction resulted in the issuance of 9,833,333 shares of Silynx Communications Inc. to Nir Klein, while Ruth Nir retained 1,000,000 shares, representing approximately 6% of the shares of Silynx Communications Inc.

The Plaintiffs further allege that, following Ruth Nir’s death, Nir Klein acquired in November 2019, for $250,000, a 25% equity interest in Silynx Communications Inc. held by Shamrock Israeli Investors Growth Fund L.P. and Shamrock Israel Growth Fund P.L. (together, “Shamrock”), investors in Silynx Communications Inc. The Plaintiffs allege that the acquisition occurred without their knowledge or an opportunity to participate. The Plaintiffs further allege that, in 2021 and 2022, Nir Klein caused the Company to be incorporated as an Israeli holding company and implemented a share-exchange restructuring involving Silynx Communications Inc. and Source of Sound Ltd., Silynx Communications Inc.’s wholly owned Israeli subsidiary, pursuant to which the Company became the parent holding company of Silynx Communications Inc. and Source of Sound Ltd.

Communications Inc. and Source of Sound. According to the Plaintiffs, the restructuring incorporated the allegedly diluted ownership interests in Silynx Communications Inc. into the Company’s ownership structure. The Plaintiffs seek, among other things, the appointment of an investigator, and respect to Defendants 1 and 2, Gal Nir Klein and Nir Klein, monetary damages of NIS 16,926,866 or, alternatively, an order requiring Gal Nir Klein and Nir Klein to transfer 650,694 Company shares to each Plaintiff, together with compensation for the difference between the value of such shares at the time of transfer and the amount of the claimed monetary damages, as well as other relief. The Plaintiffs do not seek monetary relief from the Company or the other corporate defendants and also seek other relief.

The Company believes, based on its legal counsel, that the claim is at the preliminary stage of the proceedings and therefore the prospects of the claim cannot be assessed. Consequently, no provision in respect of the claim has been recorded in these financial statements.